Total
Invesco BulletShares 2031 Municipal Bond ETF
Invesco BulletShares 2031 Municipal Bond ETF
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 5, 2024 TO THE PROSPECTUSES DATED DECEMBER 20, 2023 OF: Invesco BulletShares 2031 Municipal Bond ETF (BSMV) (the “Fund”)

The following replaces the table included under the section titled “Average Annual Total Returns (for the periods ended December 31, 2022)” on Page 4 of the Summary Prospectus and Prospectus for the Fund:

Average Annual Returns - Invesco BulletShares 2031 Municipal Bond ETF	1 Year	Since Inception	Inception Date
Invesco BulletShares 2031 Municipal Bond ETF	(15.00%)	(11.46%)	Sep. 15, 2021
After Taxes on Distributions | Invesco BulletShares 2031 Municipal Bond ETF	(15.00%)	(11.46%)
After Taxes on Distributions and Sale of Fund Shares | Invesco BulletShares 2031 Municipal Bond ETF	(8.13%)	(8.28%)
Invesco BulletShares® Municipal Bond 2031 Index (reflects no deduction for fees, expenses or taxes)	(15.38%)	(11.82%)
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	(8.53%)	(6.70%)

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Please Retain This Supplement for Future Reference.